Net Income Per Common Share and Equity per Common Share (Schedule Of Earnings Per Share) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Income Per Common Share and Equity per Commn Share [Abstract]
Average common shares outstanding during the period for basic computation	176,140	174,201	172,727
Dilutive effect of employee stock-based compensation	674	717	634
Average common shares outstanding during the period for diluted computation	176,814	174,918	173,361